Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000229339
Shareholder Report [Line Items]
Fund Name	Total Return ETF
Trading Symbol	TOTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Return ETF (the "fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  Out-of-benchmark allocations to high yield corporate bonds and leveraged loans contributed versus the Bloomberg U.S. Aggregate Bond Index. Despite increased volatility late in the period, these sectors performed well through the second half of 2024 and into early 2025. Our positioning for a steeper yield curve was also beneficial.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. By the end of the period, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages amid elevated uncertainty and stretched valuations. With increased inflation expectations, the fund also held inflation swaps.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	(Regulatory/Strategy Benchmark)
9/28/21	$10,000	$10,000
11/30/21	$10,020	$10,037
2/28/22	$9,708	$9,686
5/31/22	$8,992	$9,118
8/31/22	$8,758	$8,935
11/30/22	$8,478	$8,748
2/28/23	$8,561	$8,745
5/31/23	$8,692	$8,923
8/31/23	$8,585	$8,828
11/30/23	$8,608	$8,851
2/29/24	$8,818	$9,036
5/31/24	$8,839	$9,039
8/31/24	$9,295	$9,472
11/30/24	$9,300	$9,460
2/28/25	$9,434	$9,560
5/31/25	$9,377	$9,533

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 9/28/21
Total Return ETF (Based on Net Asset Value)	6.08%	-1.74%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46%	-1.29%

Performance Inception Date	Sep. 28, 2021
AssetsNet	$ 550,045,000
Holdings Count | Holding	1,318
Advisory Fees Paid, Amount	$ 729,000
InvestmentCompanyPortfolioTurnover	314.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$550,045 Number of Portfolio Holdings1,318 Investment Advisory Fees Paid (000s)$729 Portfolio Turnover Rate314.2%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.6%
U.S. Government & Agency Mortgage-Backed Securities	20.1
Corporate Bonds	18.4
Asset-Backed Securities	14.0
Non-U.S. Government Mortgage-Backed Securities	6.8
Bank Loans	6.5
Foreign Government Obligations & Municipalities	1.5
Bond Funds	1.0
Municipal Securities	0.3
Short-Term and Other	1.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.9%
U.S. Treasury Bonds	13.8
Federal National Mortgage Assn.	8.4
Federal Home Loan Mortgage	7.1
Government National Mortgage Assn.	4.4
T. Rowe Price Institutional Floating Rate Fund - Z Class	1.0
Carvana Auto Receivables Trust	0.9
AMSR Trust	0.8
Madison Park Funding	0.8
Bank5	0.8

Material Fund Change Name [Text Block]